                    SUPPLEMENT DATED JANUARY 11, 2000 TO THE

          STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 1999,
        AS PREVIOUSLY SUPPLEMENTED ON JUNE 15, 1999 AND OCTOBER 8, 1999
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
                VAN KAMPEN U.S. GOVERNMENT TRUST FOR INCOME FUND
                     VAN KAMPEN GOVERNMENT SECURITIES FUND

               VAN KAMPEN TAX FREE TRUST ON BEHALF OF ITS SERIES:
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                VAN KAMPEN FLORIDA INSURED TAX FREE INCOME FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                      VAN KAMPEN TAX FREE HIGH INCOME FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 30, 1999,
        AS PREVIOUSLY SUPPLEMENTED ON JUNE 15, 1999 AND OCTOBER 8, 1999
                       VAN KAMPEN GROWTH AND INCOME FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 30, 1999,
AS PREVIOUSLY SUPPLEMENTED ON JUNE 15, 1999, AUGUST 9, 1999 AND OCTOBER 8, 1999
              VAN KAMPEN TAX-EXEMPT TRUST ON BEHALF OF ITS SERIES:
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999,
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 15, 1999
           VAN KAMPEN LIFE INVESTMENT TRUST ON BEHALF OF ITS SERIES:
                           ASSET ALLOCATION PORTFOLIO
                               COMSTOCK PORTFOLIO
                           DOMESTIC INCOME PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                              ENTERPRISE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO
                MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
                           STRATEGIC STOCK PORTFOLIO

           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999,
        AS PREVIOUSLY SUPPLEMENTED ON JUNE 15, 1999 AND OCTOBER 8, 1999

                            VAN KAMPEN COMSTOCK FUND
                           VAN KAMPEN ENTERPRISE FUND
                         VAN KAMPEN EQUITY INCOME FUND

                     VAN KAMPEN GLOBAL MANAGED ASSETS FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND

           VAN KAMPEN U.S. GOVERNMENT TRUST ON BEHALF OF ITS SERIES:
                        VAN KAMPEN U.S. GOVERNMENT FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999,
AS PREVIOUSLY SUPPLEMENTED ON JUNE 15, 1999, AUGUST 6, 1999 AND OCTOBER 8, 1999
                             VAN KAMPEN HARBOR FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999,
AS PREVIOUSLY SUPPLEMENTED ON JUNE 15, 1999, OCTOBER 1, 1999 AND OCTOBER 8, 1999
                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 16, 1999
                VAN KAMPEN EQUITY TRUST ON BEHALF OF ITS SERIES:
                        VAN KAMPEN SMALL CAP VALUE FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 1999
                VAN KAMPEN EQUITY TRUST ON BEHALF OF ITS SERIES:
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                    VAN KAMPEN GREAT AMERICAN COMPANIES FUND
                             VAN KAMPEN GROWTH FUND
                         VAN KAMPEN MID CAP VALUE FUND
                           VAN KAMPEN PROSPECTOR FUND
                            VAN KAMPEN UTILITY FUND

                   VAN KAMPEN TRUST ON BEHALF OF ITS SERIES:
                           VAN KAMPEN HIGH YIELD FUND
                        VAN KAMPEN STRATEGIC INCOME FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 1999
                            VAN KAMPEN RESERVE FUND

        VAN KAMPEN WORLD PORTFOLIO SERIES TRUST ON BEHALF OF ITS SERIES:
                  VAN KAMPEN GLOBAL GOVERNMENT SECURITIES FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 1999
                              VAN KAMPEN PACE FUND
                         VAN KAMPEN TAX FREE MONEY FUND

    The section of the Statement of Additional Information entitled TRUSTEES AND OFFICERS is hereby supplemented by deleting Richard M. DeMartini's and Don G. Powell's biographies and adding Mitchell M. Merin's and Richard F. Powers, III's biographies, as set forth below, effective December 15, 1999.

                                               Principal Occupations or
          Name, Address and Age               Employment in Past 5 Years
          ---------------------               --------------------------
Mitchell M. Merin*........................  President and Chief Operating
Two World Trade Center                      Officer of Asset Management of
66th Floor                                  Morgan Stanley Dean Witter
New York, NY 10048                          since December 1998. President
Date of Birth: 08/13/53                     and Director since April 1997
                                            and Chief Executive Officer
                                            since June 1998 of Morgan
                                            Stanley Dean Witter Advisors
                                            Inc. and Morgan Stanley Dean
                                            Witter Services Company Inc.
                                            Chairman, Chief Executive
                                            Officer and Director of Morgan
                                            Stanley Dean Witter
                                            Distributors Inc. since June
                                            1998. Chairman and Chief
                                            Executive Officer since June
                                            1998, and Director since
                                            January 1998, of Morgan Stanley
                                            Dean Witter Trust FSB. Director
                                            of various Morgan Stanley Dean
                                            Witter subsidiaries. President
                                            of the Morgan Stanley Dean
                                            Witter Funds and Discover
                                            Brokerage Index Series since
                                            May 1999. Trustee/Director of
                                            each of the funds in the Fund
                                            Complex, and Vice President of
                                            other investment companies
                                            advised by the Advisers and
                                            their affiliates. Previously
                                            Chief Strategic Officer of
                                            Morgan Stanley Dean Witter
                                            Advisors Inc. and Morgan
                                            Stanley Dean Witter Services
                                            Company Inc. and Executive Vice
                                            President of Morgan Stanley
                                            Dean Witter Distributors Inc.
                                            April 1997-June 1998, Vice
                                            President of the Morgan Stanley
                                            Dean Witter Funds and Discover
                                            Brokerage Index Series May
                                            1997-April 1999, and Executive
                                            Vice President of Dean Witter,
                                            Discover & Co.

                                               Principal Occupations or
          Name, Address and Age               Employment in Past 5 Years
          ---------------------               --------------------------
Richard F. Powers, III*...................  Chairman, President and Chief
1 Parkview Plaza                            Executive Officer of Van Kampen
P.O. Box 5555                               Investments. Chairman, Director
Oakbrook Terrace, IL 60181-5555             and Chief Executive Officer of
Date of Birth: 02/02/46                     the Advisers, the Distributor,
                                            Van Kampen Advisors Inc. and
                                            Van Kampen Management Inc.
                                            Director and officer of certain
                                            other subsidiaries of Van
                                            Kampen Investments.
                                            Trustee/Director and President
                                            of each of the funds in the
                                            Fund Complex. Trustee,
                                            President and Chairman of the
                                            Board of other investment
                                            companies advised by the
                                            Advisers and their affiliates,
                                            and Chief Executive Officer of
                                            Van Kampen Exchange Fund. Prior
                                            to May 1998, Executive Vice
                                            President and Director of
                                            Marketing at Morgan Stanley
                                            Dean Witter and Director of
                                            Dean Witter Discover & Co. and
                                            Dean Witter Realty. Prior to
                                            1996, Director of Dean Witter
                                            Reynolds Inc.

    The footnote immediately following the biographies of the trustees is hereby deleted and replaced in its entirety by the following:

    * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the Funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.